Average Annual Total Returns - Invesco VI Main Street Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jul. 05, 1995	13.94%	12.59%	12.29%	Jul. 13, 2000	13.69%	12.31%	12.01%	18.40%	15.22%	13.88%